Appendix 3	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Appendix 3 Additional Information Official Bulletin No. 715 of February 3, 2012

APPENDIX No.3 ADDITIONAL INFORMATION OFFICIAL BULLETIN No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

- Trade and other receivables by maturity:

	12-31-2021
Trade and other receivables, current	Up-to-date	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non-Current
Trade receivables, gross	2,598,215	569,756	164,762	975,238	4,307,971	497,193
Allowance for impairment	(27,829)	(30,264)	(40,749)	(739,521)	(838,363)	(32,338)
Accounts receivable for finance lease	913	—	—	—	913	13,742
Allowance for impairment	(24)	—	—	—	(24)	(365)
Other receivables, gross	241,477	—	—	—	241,477	273,419
Allowance for impairment	(833)	—	—	—	(833)	(26,800)
Total	2,811,919	539,492	124,013	235,717	3,711,141	724,851

	12-31-2020
Trade and other receivables, current	Up-to-date	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non-Current
Trade receivables, gross	2,135,722	580,640	124,262	852,428	3,693,052	354,376
Allowance for impairment	(19,775)	(25,636)	(31,925)	(607,172)	(684,508)	(65,015)
Accounts receivable for finance lease	584	—	—	—	584	8,214
Allowance for impairment	(16)	—	—	—	(16)	(214)
Other receivables, gross	231,310	—	—	—	231,310	281,333
Allowance for impairment	(5,487)	—	—	—	(5,487)	(170)
Total	2,342,338	555,004	92,337	245,256	3,234,935	578,524

- By type of portfolio:

	12-31-2021						12-31-2020
Time in Arrears	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio		Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount
Up-to-date	10,206,080	2,846,359	5,767,598	249,049	15,973,678	3,095,408	9,945,761	2,211,900	6,354,193	278,198	16,299,954	2,490,098
1 to 30 days	10,068,327	357,910	458,333	21,645	10,526,660	379,555	9,176,101	314,733	659,102	24,711	9,835,203	339,444
31 to 60 days	3,768,651	111,707	319,522	15,224	4,088,173	126,931	3,701,107	108,544	323,324	15,590	4,024,431	124,134
61 to 90 days	2,184,046	52,203	236,723	11,067	2,420,769	63,270	2,534,180	106,748	202,523	10,314	2,736,703	117,062
91 to 120 days	2,003,370	62,975	236,769	10,908	2,240,139	73,883	1,724,446	35,933	193,115	9,759	1,917,561	45,692
121 to 150 days	1,775,294	38,225	221,348	10,002	1,996,642	48,227	1,523,287	33,667	177,697	9,147	1,700,984	42,814
151 to 180 days	1,444,114	33,018	206,498	9,634	1,650,612	42,652	1,139,659	27,439	140,387	8,317	1,280,046	35,756
181 to 210 days	1,111,566	101,997	195,652	9,567	1,307,218	111,564	775,377	58,020	132,352	6,387	907,729	64,407
211 to 250 days	706,328	33,300	176,952	8,251	883,280	41,551	504,524	23,907	167,038	6,891	671,562	30,798
More than 251 days	17,923,445	722,336	594,230	99,787	18,517,675	822,123	13,507,750	670,403	1,701,673	86,820	15,209,423	757,223
Total	51,191,221	4,360,030	8,413,625	445,134	59,604,846	4,805,164	44,532,192	3,591,294	10,051,404	456,134	54,583,596	4,047,428

b)	Portfolio in default and in legal collection process.

	2021		2020		2019
Portfolio in Default and in Legal Collection Process	Number of customers	Amount	Number of customers	Amount	Number of customers	Amount
Notes receivable in default	660,033	112,258	1,218,370	252,488	907,062	111,016
Notes receivable in legal collection process (*)	13,985	51,461	13,661	54,986	9,399	44,329
Total	674,018	163,719	1,232,031	307,474	916,461	155,345
(*)	Legal collections are included in the portfolio in arrears.

c)	Provisions and write-offs

Allowances and write-offs	12-31-2021	12-31-2020
Provisions for non-renegotiated portfolio	295,574	204,419
Provisions for renegotiated portfolio	21,950	38,529
Recoveries	(1,520)	(576)
Total	316,004	242,372

d)	Number and amount of operations

	12-31-2021		12-31-2020
Number and Amount of Transactions	Total detail by type of transaction Last Quarter	Total detail by type of operation Year-to- date	Total detail by type of transaction Last Quarter	Total detail by type of operation Year-to- date
Allowance for impairment and recoveries:
Number of transactions	1,025,520	3,830,580	377,287	3,800,417
Amount of the transactions	199,315	316,004	49,648	242,372

Appendix 3.1 Supplementary Information On Trade Receivables

APPENDIX No. 3.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

- Trade receivables by time in arrears:

	12-31-2021
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables, Generation and Transmission	380,941	5,453	1,751	449	1,176	347	326	476	487	8,708	8,119	408,233	12,193
- Large Clients	132,533	3,657	1,226	305	333	301	—	225	—	2,924	1,424	142,928	6,351
- Institutional Clients	44,046	162	—	—	—	—	—	—	—	—	—	44,208	—
- Other	204,362	1,634	525	144	843	46	326	251	487	5,784	6,695	221,097	5,842
Allowance for impairment	(2,317)	(23)	(2)	—	—	(7)	(4)	(539)	(482)	(3,709)	(6,117)	(13,200)	—

Unbilled services	285,640	—	—	—	—	—	—	—	—	—	—	285,640	—
Billed services	95,301	5,453	1,751	449	1,176	347	326	476	487	8,708	8,119	122,593	12,193

Trade receivables, Distribution	2,217,274	374,102	125,180	62,821	72,707	47,880	42,326	111,088	41,064	112,178	693,118	3,899,738	485,000
- Mass-market Clients	1,580,451	296,626	97,130	46,331	41,075	35,657	29,167	60,987	30,209	83,825	496,112	2,797,570	432,688
- Large Clients	475,627	58,619	20,012	11,091	9,923	8,207	9,274	17,843	6,856	19,685	140,337	777,474	18,822
- Institutional Clients	161,196	18,857	8,038	5,399	21,709	4,016	3,885	32,258	3,999	8,668	56,669	324,694	33,490
Allowance for impairment	(25,512)	(6,285)	(12,611)	(11,343)	(12,984)	(15,223)	(12,531)	(68,246)	(27,955)	(69,702)	(562,771)	(825,163)	(32,338)

Unbilled services	610,303	—	—	—	—	—	—	—	—	—	—	610,303	—
Billed services	1,606,971	374,102	125,180	62,821	72,707	47,880	42,326	111,088	41,064	112,178	693,118	3,289,435	485,000

Total trade receivables, gross	2,598,215	379,555	126,931	63,270	73,883	48,227	42,652	111,564	41,551	120,886	701,237	4,307,971	497,193
Total Allowance for impairment	(27,829)	(6,308)	(12,613)	(11,343)	(12,984)	(15,230)	(12,535)	(68,785)	(28,437)	(73,411)	(568,888)	(838,363)	(32,338)
Total trade receivables, net	2,570,386	373,247	114,318	51,927	60,899	32,997	30,117	42,779	13,114	47,475	132,349	3,469,608	464,855

	12-31-2020
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables, Generation and Transmission	570,481	20,280	886	43,848	49	1	79	2,325	288	3,042	2,665	643,944	29,555
- Large Clients	76,662	20,098	863	3,946	—	—	—	2,065	—	2,968	—	106,602	29,536
- Institutional Clients	55,544	—	—	—	—	—	—	—	—	—	—	55,544	-
- Other	438,275	182	23	39,902	49	1	79	260	288	74	2,665	481,798	19
Allowance for impairment	(455)	(6)	(3)	—	(1)	—	—	(307)	—	(2,968)	(2,456)	(6,196)	(29,103)

Unbilled services	514,703	—	—	—	—	—	—	—	—	—	—	514,703	-
Billed services	55,778	20,280	886	43,848	49	1	79	2,325	288	3,042	2,665	129,241	29,555

Trade receivables, Distribution	1,565,241	319,164	123,248	73,214	45,643	42,813	35,677	62,082	30,510	91,245	660,271	3,049,108	324,821
- Mass-market Clients	1,069,469	238,880	90,411	42,427	31,033	30,426	24,545	47,689	19,323	61,763	438,879	2,094,845	262,530
- Large Clients	374,227	58,211	20,058	10,984	8,380	7,597	7,364	10,669	6,000	20,894	142,121	666,505	15,498
- Institutional Clients	121,545	22,073	12,779	19,803	6,230	4,790	3,768	3,724	5,187	8,588	79,271	287,758	46,793
Allowance for impairment	(19,320)	(4,185)	(10,913)	(10,529)	(9,643)	(13,056)	(9,225)	(40,673)	(18,550)	(51,215)	(491,003)	(678,312)	(35,912)

Unbilled services	506,230	—	—	—	—	—	—	—	—	—	—	506,230	—
Billed services	1,059,011	319,164	123,248	73,214	45,643	42,813	35,677	62,082	30,510	91,245	660,271	2,542,878	324,821

Total trade receivables, gross	2,135,722	339,444	124,134	117,062	45,692	42,814	35,756	64,407	30,798	94,287	662,936	3,693,052	354,376
Total Allowance for impairment	(19,775)	(4,191)	(10,916)	(10,529)	(9,644)	(13,056)	(9,225)	(40,980)	(18,550)	(54,183)	(493,459)	(684,508)	(65,015)
Total trade receivables, net	2,115,947	335,253	113,218	106,533	36,048	29,758	26,531	23,427	12,248	40,104	169,477	3,008,544	289,361

Since not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

- Mass-market customers

- Large customers

- Institutional customers

- By type of portfolio:

	12-31-2021
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total Current	Total Non- Current
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	380,941	5,453	1,751	449	1,176	347	326	476	487	16,827	408,233	12,193
- Large Clients	133,912	3,657	1,226	305	333	301	—	225	—	4,347	144,306	12,163
- Institutional Clients	43,486	162	—	—	—	—	—	—	—	—	43,648	—
- Other	203,543	1,634	525	144	843	46	326	251	487	12,480	220,279	30
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—

DISTRIBUTION
Non-renegotiated portfolio	2,113,807	352,457	109,956	51,754	61,799	37,878	32,692	101,521	32,813	705,509	3,600,186	339,418
- Mass-market Clients	1,510,037	278,741	84,853	36,992	31,769	27,271	22,000	53,562	23,352	512,046	2,580,623	335,099
- Large Clients	452,614	56,132	18,135	10,079	8,856	7,018	7,561	16,147	5,794	143,181	725,517	4,137
- Institutional Clients	151,156	17,584	6,968	4,683	21,174	3,589	3,131	31,812	3,667	50,282	294,046	182
Renegotiated portfolio	103,467	21,645	15,224	11,067	10,908	10,002	9,634	9,567	8,251	99,787	299,552	145,582
- Mass-market Clients	70,415	17,885	12,276	9,339	9,305	8,386	7,755	7,095	6,358	67,891	216,705	118,050
- Large Clients	23,012	2,487	1,878	1,012	1,068	1,189	1,394	1,872	1,222	16,841	51,975	9,094
- Institutional Clients	10,040	1,273	1,070	716	535	427	485	600	671	15,055	30,872	18,438

Total gross portfolio	2,598,215	379,555	126,931	63,270	73,883	48,227	42,652	111,564	41,551	822,123	4,307,971	497,193

	12-31-2020
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total Current	Total Non- Current
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	570,481	20,280	886	43,848	49	1	79	2,325	288	5,707	643,944	628
- Large Clients	76,662	20,098	863	3,946	—	—	—	2,065	—	2,968	106,602	—
- Institutional Clients	55,544	—	—	—	—	—	—	—	—	—	55,544	—
- Other	438,275	182	23	39,902	49	1	79	260	288	2,739	481,798	628
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	28,927
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	28,927
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—

DISTRIBUTION
Non-renegotiated portfolio	1,444,504	294,453	107,658	62,900	35,884	33,666	27,360	55,695	23,619	664,696	2,750,435	196,287
- Mass-market Clients	979,330	221,045	79,769	34,801	23,547	23,670	19,382	43,181	14,971	443,333	1,883,029	191,559
- Large Clients	349,489	53,788	17,629	9,207	7,070	6,316	5,195	9,579	4,769	147,615	610,657	4,512
- Institutional Clients	115,685	19,620	10,260	18,892	5,267	3,680	2,783	2,935	3,879	73,748	256,749	216
Renegotiated portfolio	120,737	24,711	15,590	10,314	9,759	9,147	8,317	6,387	6,891	86,820	298,673	128,534
- Mass-market Clients	90,140	17,835	10,642	7,626	7,484	6,755	5,164	4,508	4,353	57,309	211,816	99,922
- Large Clients	24,737	4,423	2,429	1,777	1,311	1,282	2,169	1,090	1,230	15,400	55,848	8,561
- Institutional Clients	5,860	2,453	2,519	911	964	1,110	984	789	1,308	14,111	31,009	20,051

Total gross portfolio	2,135,722	339,444	124,134	117,062	45,692	42,814	35,756	64,407	30,798	757,223	3,693,052	354,376

Appendix 3.2 Estimated Sales and Purchases of Energy and Capacity

APPENDIX 3.2 ESTIMATED SALES AND PURCHASES OF CAPACITY AND TOLL

This appendix forms an integral part of these consolidated financial statements.

Country	COLOMBIA				PERU				ARGENTINA				BRAZIL				CENTRAL AMERICA				TOTAL
	12-31-2021		12-31-2020		12-31-2021		12-31-2020		12-31-2021		12-31-2020		12-31-2021		12-31-2020		12-31-2021		12-31-2020		12-31-2021		12-31-2020
BALANCE	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Current accounts receivable from related parties	—	—	—	—	—	—	—	—	—	—	—	—	—	2	31,286	19	—	—	—	—	—	2	31,286	19
Trade and other receivables, current	142,970	3,069	139,254	11,961	61,208	10,318	61,975	12,240	88,248	—	77,421	—	585,845	4,554	745,630	3,952	29,802	236	—	—	908,073	18,177	1,024,280	28,153
Trade and other receivables, non-current	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total Asset Estimate	142,970	3,069	139,254	11,961	61,208	10,318	61,975	12,240	88,248	—	77,421	—	585,845	4,556	776,916	3,971	29,802	236	0	0	908,073	18,179	1,055,566	28,172
Current accounts payable to related parties	—	—	677	—	—	—	—	—	—	—	—	—	—	—	33,351	—	—	—	—	—	—	—	34,028	—
Trade and other payables, current	102,729	12,218	30,139	12,246	37,500	9,333	52,233	9,763	44,869	—	38,689	—	701,646	54,772	1,120,722	59,673	5,348	2,985	—	—	892,092	79,308	1,241,783	81,682

Total Liability Estimate	102,729	12,218	30,816	12,246	37,500	9,333	52,233	9,763	44,869	—	38,689	—	701,646	54,772	1,154,073	59,673	5,348	2,985	—	—	892,092	79,308	1,275,811	81,682

Country	COLOMBIA				PERU				ARGENTINA				BRAZIL				CENTRAL AMERICA				TOTAL
	2021		2020		2021		2020		2021		2020		2021		2020		2021		2020		2021		2020
INCOME STATEMENT	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Energy sales	173,022	3,336	129,017	11,081	63,003	10,620	64,115	12,663	87,622	—	75,346	—	604,872	4,708	782,533	4,193	29,802	236	—	—	958,321	18,900	1,051,011	27,937
Energy purchases	49,010	13,282	28,552	11,345	38,600	9,607	54,038	10,100	44,865	—	38,686	—	723,648	56,572	1,167,029	60,048	5,348	2,985	—	—	861,471	82,446	1,288,305	81,493